Warrants Liability - Schedule of fair value determined using black-scholes option (Details) - Warranty Liability [Member] - $ / shares		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 13, 2024	Mar. 28, 2025	Mar. 06, 2025	Jan. 20, 2025	Jun. 30, 2025	Dec. 31, 2024
August 2022 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)					$ 20.25	$ 3.68
Exercise price and Exercise price (CAD)					$ 276.9	$ 276.9
Expected dividend yield (in Shares)					0	0
Risk free interest rate					2.60%	2.91%
Expected life					1 month 6 days	7 months 6 days
Expected volatility					187.00%	134.00%
December 2024 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)	$ 5.8				$ 27.63	$ 5.2
Exercise price and Exercise price (CAD)	$ 7				$ 7	$ 7
Expected dividend yield (in Shares)	0				0	0
Risk free interest rate	2.97%				2.83%	2.96%
Expected life	5 years				4 years 5 months 15 days	4 years 11 months 12 days
Expected volatility	104.39%				118.92%	104.52%
Foreign exchange rate	$ 0.7				$ 0.73	$ 0.7
January 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)				$ 4.9	27.63
Exercise price and Exercise price (CAD)				$ 5.25	$ 5.25
Expected dividend yield (in Shares)				0	0
Risk free interest rate				2.99%	2.83%
Expected life				5 years	4 years 6 months 21 days
Expected volatility				106.90%	118.92%
Foreign exchange rate				$ 0.7	$ 0.73
March 6, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)			$ 6.44		27.63
Exercise price and Exercise price (CAD)			$ 5.25		$ 5.25
Expected dividend yield (in Shares)			0		0
Risk free interest rate			2.72%		2.83%
Expected life			5 years		4 years 8 months 4 days
Expected volatility			115.20%		118.92%
Foreign exchange rate			$ 0.7		$ 0.73
March 28, 2025 Warrants [Member]
Warrants Liability - Schedule of fair value determined using black-scholes option (Details) [Line Items]
Share price and Share price (CAD)		$ 11.08			27.63
Exercise price and Exercise price (CAD)		$ 7			$ 7
Expected dividend yield (in Shares)		0			0
Risk free interest rate		2.61%			2.83%
Expected life		5 years			5 years
Expected volatility		116.80%			118.92%
Foreign exchange rate		$ 0.7			$ 0.73